NOTES PAYABLE - DIRECT CORPORATE OBLIGATIONS (SOURCES AND USES OF RECAPITALIZATION TRANSACTIONS) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			1 Months Ended
	Sep. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012
Debt Instrument [Line Items]
Issuance of notes payable, net	$ 944.5	$ 0	$ 0	$ 944.5
Repayments of Notes Payable		62.9	126.9	810.6
Accrued interest		81.7	95.9	109.0
Total uses	944.5
Senior Secured Credit Agreement [Member]
Debt Instrument [Line Items]
Issuance of notes payable, net	669.5
New Senior Secured Credit Agreement And Senior Secured Note 6.375 Percent [Member]
Debt Instrument [Line Items]
Cash on hand for general corporate purposes	13.7
Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
Repayments of Notes Payable	355.1
Senior Debt Obligations [Member]
Debt Instrument [Line Items]
Repayments of Notes Payable	223.8				223.8
Senior Secured Notes 9 Percent [Member]
Debt Instrument [Line Items]
Repayments of Notes Payable	322.7
Convertible Subordinated And Senior And Senior Secured Notes 9 Percent [Member]
Debt Instrument [Line Items]
Debt issuance costs	23.1
Accrued interest	6.1
Senior Notes [Member] | Senior Secured Note 6.375 Percent [Member]
Debt Instrument [Line Items]
Issuance of notes payable, net	$ 275.0